Offerings - Offering: 1	Jul. 15, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Common Stock ($0.0001 par value)
Amount Registered | shares	315,000
Proposed Maximum Offering Price per Unit	57.93
Maximum Aggregate Offering Price	$ 18,247,950.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 2,520.05
Offering Note	(1) Pursuant to Rule 416 under the Securities Act of 1933, as amended, the number of shares of Class A common stock ($0.0001 par value) ("Common Stock") of Baker Hughes Company (the "Registrant") registered hereunder includes an additional indeterminate number of shares of Common Stock that become issuable by reason of any share dividend, share split or similar transaction. The shares of Common Stock being registered are issuable on future settlement of outstanding and unvested time-vesting restricted stock unit awards granted on or after July 28, 2025 under the Chart Industries, Inc. 2024 Omnibus Equity Plan that were assumed by the Registrant in connection with the completion of the transactions contemplated by that certain Agreement and Plan of Merger, dated as of July 28, 2025, by and among the Registrant, Tango Merger Sub, Inc., a Delaware corporation and an indirect subsidiary of the Registrant, and Chart Industries, Inc. (2) The Proposed Maximum Offering Price Per Unit is estimated solely for the purpose of determining the registration fee pursuant to Rule 457(c) and 457(h) under the Securities Act, the offering price and registration fee are based on a price of $57.93 per share, which price is an average of the high and low prices of the Registrant's Common Stock as reported on the Nasdaq Stock Market on July 14, 2026.